Note 1 - Company Overview	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
Nature of Operations [Text Block]
1
)
Company Overview

Aviragen Therapeutics, Inc., together with its wholly owned subsidiaries (“Aviragen”, or the “Company”) is a biopharmaceutical company focused on the discovery and development of direct-acting antivirals to treat infections that have limited therapeutic options and affect a significant number of patients globally. The Company has three
Phase
2
clinical stage compounds:
BTA074
(teslexivir), an antiviral treatment for condyloma caused by human papillomavirus types
6
&
11;
vapendavir, a capsid inhibitor for the prevention or treatment of rhinovirus (“RV”) upper respiratory infections; and
BTA585
(enzaplatovir), a fusion protein inhibitor in development for the treatment of respiratory syncytial virus infections. The Company also has a preclinical RSV non-fusion inhibitor program. The Company is incorporated in the state of Delaware and its corporate headquarters are located in Alpharetta, Georgia.

Although several of the Company
’s influenza product candidates have been successfully developed and commercialized to-date by other larger pharmaceutical companies under collaboration, license or commercialization agreements with the Company, it has not
independently developed or received regulatory approval for any product candidate, and the Company does not
currently have any sales, marketing or commercial capabilities. Therefore, it is possible that the Company may
not
successfully derive any significant product revenues from any product candidates that it is developing now, or may
develop in the future. The Company expects to incur losses for the foreseeable future as it intends to support the clinical and preclinical development of its product candidates.

On
October 30, 2017,
the Company announced that it had entered into a definitive Agreement and Plan of Merger and Reorganization dated
October 27, 2017,
among the Company, Agora Merger Sub, Inc. and Vaxart, Inc. (the “Merger Agreement”) pursuant to which Vaxart., a privately-held clinical-stage company focused on developing oral recombinant vaccines from its proprietary delivery platform, would become a wholly-owned subsidiary of the Company (the “Merger”). This transaction marks the culmination of the Company
’s Strategic Review process which was initiated in
April.
The Merger will result in a combined company focused on developing orally-delivered vaccines and therapeutics to address a variety of viral infections.

The exchange ratio in the merger agreement was determined by Vaxart assigning
$60,000,000
in value to Aviragen for its financial and clinical assets, and
$90,000,000
in value for its own assets.
On a pro forma basis after giving effect to the number of shares of Aviragen common stock that will be issued to Vaxart security holders in the Merger and assuming no
adjustments for cash balances as provided for in the Merger Agreement, current Vaxart security holders will own approximately
60%
of the combined company and current Aviragen security holders will own approximately
40%
of the combined company. The transaction has been approved by the boards of directors of both companies. The Merger is expected to close in the first
quarter of
2018,
subject to the approval of the stockholders of each company as well as other customary conditions.

Upon closing of the Merger, the name of the combined company will become Vaxart, Inc. and shares of the combined company are expected to continue trading on the NASDAQ Capital Market under the proposed ticker symbol VXRT. Wouter Latour, M.D., will serve as Chief Executive Officer of the combined company.

Prior to the completion of the proposed merger, t
he Company plans to continue to finance its operations with existing cash, cash equivalents and investments.

(
1
)      Company Overview

Aviragen Therapeutics, Inc., together with its wholly owned subsidiaries (“
Aviragen”, or the “Company”) is a biopharmaceutical company focused on the discovery and development of direct-acting antivirals to treat infections that have limited therapeutic options and affect a significant number of patients globally. The Company has three
Phase
2
clinical stage compounds:
BTA074,
an antiviral treatment for condyloma caused by human papillomavirus types
6
&
11;
vapendavir, a capsid inhibitor for the prevention or treatment of rhinovirus (
“
RV”) upper respiratory infections; and
BTA585
(enzaplatovir), a fusion protein inhibitor in development for the treatment of respiratory syncytial virus infections. The Company also has a preclinical RSV non-fusion inhibitor program. The Company is incorporated in the state of Delaware and its corporate headquarters are located in Alpharetta, Georgia.

Although several of the Company
’s influenza product candidates have been successfully developed and commercialized to-date by other larger pharmaceutical companies under collaboration, license or commercialization agreements with the Company, it has not
independently developed or received regulatory approval for any product candidate, and the Company does not
currently have any sales, marketing or commercial capabilities. Therefore, it is possible that the Company may
not
successfully derive any significant product revenues from any product candidates that it is developing now, or may
develop in the future. The Company expects to incur losses for the foreseeable future as it intends to support the clinical and preclinical development of its product candidates.

In
April 2017,
the Company
engaged Stifel, Nicolaus and Company, Incorporated (“Stifel”) as its advisor to assist with the exploration of strategic alternatives (the “Strategic Review”). Stifel is providing a range of advisory services aimed to enhance stockholder value.
The alternatives to be considered
may
include, but are
not
limited to, the potential for a business combinati
on or strategic merger,
in-licensing clinical stage programs, an acquisition or other strategic transactions.
The Company has and expects to continue to devote
substantial time and resources to exploring strategic alternatives; however, there can be no
ass
urance that such activities will result in
any agreements or transactions that will enhance stockholder value. In addition, potential strategic transactions that require stockholder approval
may
not
be approved by the Company’s stockholders. Further, any strategic transaction that is completed ultimately may
not
deliver the anticipated benefits or enhance stockholder value.

The Company plans to continue to finance its operations with (i) existing cash, cash equivalents and investments, (ii) proceeds from existing or potential future royalty-bearing licenses or collaborative research and development arrangements, (iii) future equity and/or asset or debt financings, or (iv) other financing arrangements. The Company’s ability to continue to support its operations is dependent, in the near-term, upon managing its cash resources, continuing to receive royalty revenue under existing licenses, entering into future collaboration, license or commercialization agreements, the successful development of its product candidates, executing future financings and ultimately, upon the approval of its products for sale and achieving positive cash flows from operations on a consistent basis. There can be no
assurance that additional capital or funds will be available on terms acceptable to the Company, if at all, that the Company will be able to enter into collaboration, license or commercialization agreements in the future, or that the Company will ever generate significant product revenue and become operationally profitable on a consistent basis.